Pension and Other Post-Retirement Benefits - Projected benefit obligations, the plan assets, and the funded status (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Change in benefit obligation
Projected benefit obligation at beginning of year	$ 16,563	$ 14,486	$ 14,486	$ 14,258
Service costs	226	221	870	888	$ 442
Interest cost	79	78	311	283	168
Plan participant contributions			114	109
Actuarial losses			1,492	29
Divestiture			0	(138)
Benefit payments			(312)	(274)
Expenses paid from assets			(36)	(35)
Settlements			(89)	0
Curtailment			0	0
Effect of foreign currency translation			(273)	(634)
Projected benefit obligation at end of year			16,563	14,486	14,258
Change in plan assets
Fair value of plan assets at beginning of year	$ 5,487	$ 5,184	5,184	5,062
Actual return on plan assets			198	95
Settlements			(89)	0
Plan participant contributions			113	109
Employer contributions			533	460
Benefit payments			(312)	(274)
Expenses paid from assets			(36)	(35)
Effect of foreign currency translation			(104)	(233)
Fair value of plan assets at end of year			5,487	5,184	$ 5,062
Unfunded status			$ (11,076)	$ (9,302)